Average Annual Total Returns - FidelityShort-TermBondIndexFund-PRO - FidelityShort-TermBondIndexFund-PRO - Fidelity Short-Term Bond Index Fund	Oct. 30, 2024
Fidelity Short-Term Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.90%
Past 5 years	1.49%
Since Inception	1.34%	[1]
Fidelity Short-Term Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.15%
Past 5 years	0.82%
Since Inception	0.64%	[1]
Fidelity Short-Term Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.89%
Past 5 years	0.86%
Since Inception	0.73%	[1]
LB087
Average Annual Return:
Past 1 year	4.89%
Past 5 years	1.54%
Since Inception	1.42%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.95%

[1]	A From October 18, 2017 .